Allowance for Credit Losses	9 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
Allowance for Credit Losses

6. Allowance for credit losses

The Company has exposure to credit losses for financial assets, including settlement receivables, accounts receivable, and financial guarantee contracts to the extent that a chargeback claim is made against the Company directly or to the Company’s merchants on card purchases.

The following table summarizes the expected credit allowance activity for settlement receivables, net, accounts receivable, net, and financial guarantee contracts and other, for the nine months ended September 30, 2024:

	Accounts receivable, net	Settlement receivables, net (2)	Financial guarantee contracts and other	Total allowance for current expected credit losses
Balance as of December 31, 2023	$5,240	$5,197	$11,650	$22,087
Credit loss expense	19,385	1,996	2,306	23,687
Recoveries	2,848	2,146	-	4,994
Write-Offs	(20,829)	(4,445)	(3,197)	(28,471)
Other (1)	29	(233)	12	(192)
Balance as of September 30, 2024	$6,673	$4,661	$10,771	$22,105

(1)
Other mainly relates to the impact of foreign exchange.
(2)
Recoveries / (losses) from freestanding credit enhancements related to Settlement receivables, net, were $177 and ($160) for the three and nine months ended September 30, 2024, respectively, and $401 and ($276) for the three and nine months ended September 30, 2023, respectively. Recoveries from freestanding credit enhancements related to Settlement receivables, net are recorded separately from expected credit losses in "Selling, general and administrative" in the unaudited condensed consolidated statement of comprehensive loss.

Credit loss expense for the three months ended September 30, 2024 and 2023 was $8,961 and $5,017, respectively and for the nine months ended September 30, 2024 and 2023 was $23,687 and $13,581, respectively. The increase in credit loss expense was due to an increase in aged balances, and for the nine month period, also attributable to an increase in the volume of transactions in the Merchant Solutions segment. Write-offs for the three months ended September 30, 2024 and 2023 were $8,446 and $5,320, respectively and for the nine months ended September 30, 2024 and 2023 were $28,471 and $20,489, respectively. Including recoveries, write offs were comparable period over period.